ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current
Written-off uncollectible accounts receivable			$ 105,204